RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2018
Statements Line Items
Disclosure of detailed information about receivables [Table Text Block]
Category	December 31, 2018	December 31, 2017
Distribution receivable from an investment in an associated entity (Note 8)	$5,450,764	$-
Sale of Akarca	902,991	2,447,595
Loan fees	187,395	-
Royalty income receivable	144,931	258,223
Refundable taxes	175,605	151,163
Recoverable exploration expenditures and advances	264,434	270,547
Other	380,196	248,883
As at December 31, 2018	$7,506,316	$3,376,411

Disclosure of details about currency of receivables [Table Text Block]
Currency	December 31, 2018	December 31, 2017
Canadian Dollars	$483,547	$280,925
US Dollars	6,933,819	3,040,347
Turkish Lira	6,833	24,535
Swedish Krona	71,519	29,575
Other	10,598	1,029
As at December 31, 2018	$7,506,316	$3,376,411